LVIP Mid-Cap Value Fund
(Standard Class)


Summary Prospectus
April 30, 2010

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPstandard. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated April 30, 2010, and most recent report to shareholders, dated December 31, 2009, are all incorporated by reference into this Summary Prospectus.
-------------------------------------------------------------------------------

Investment Objective

The investment objective of the LVIP Mid-Cap Value Fund (fund) is to seek long-term capital appreciation.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                                 N/A
 Maximum Deferred Sales Charge (Load)                                                             N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                      N/A
 Redemption Fee                                                                                   N/A
 Exchange Fee                                                                                     N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                    0.95%
 Distribution and/or Service (12b-1) fees                                                        None
 Other Expenses                                                                                    0.15%
 Total Annual Fund Operating Expenses                                                              1.10%
 Less Fee Waiver and Expense Reimbursement1                                                       (0.06%)
 Net Expenses                                                                                      1.04%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of the first $25 million of average net assets of the fund. The agreement will continue at least through April 30, 2011. LIA has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 1.04% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.


Example


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for years two through ten. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $106     $344      $600    $1,335


LVIP Mid-Cap Value Fund                                                      1

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.


Principal Investment Strategies

Under normal circumstances, at least 80% of the fund's assets will be invested in equity securities of mid-cap companies. Mid-cap companies are defined for this purpose as companies whose market capitalization equals or exceeds $500 million but does not exceed the largest company as ranked by market capitalization within the Russell Midcap (Reg. TM) Index. The capitalization of the largest company within the Russell Midcap Index was $17 billion as of February 28, 2010. The fund focuses on those stocks that have below average price-to-earnings ratios at the time of purchase. These companies are generally established companies that may not be well-known to the public. While the fund primarily focuses on investing in U.S. companies, the fund may also invest up to 20% of its total assets in securities of foreign issuers.

The fund pursues its objective by investing mainly in equity securities of midsize companies that exhibit traditional value characteristics. Value companies are companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. In addition, these companies may have under-appreciated assets, or be involved in company turn-arounds or corporate restructurings.

The sub-adviser attempts to identify those companies that have fundamental investment appeal in terms of security appreciation, business strategy, market positioning, quality of management, or improving industry conditions. The fund's investment strategy employs a contrarian approach to stock selection, favoring equity securities of midsize companies that appear to be misunderstood or overlooked in the marketplace.

The fund typically sells a stock when the stock approaches its target price, company fundamentals deteriorate and/or when the sub-adviser believes that alternative stocks offer better risk/reward potential.


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Fund of Funds Risk: The fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance their underlying holdings. This could result in large inflows into the fund or large redemptions from the fund, which may increase transaction costs or portfolio turnover for the fund.


2  LVIP Mid-Cap Value Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


[GRAPHIC OMITTED]





[CHART]
Annual Total Returns
2002                 2003     2004     2005     2006     2007     2008          2009
(13.66%)             43.14%   15.81%   10.01%   17.69%   1.63%     (40.71%)     42.44%




During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 23.05%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.65%).



                                           Average Annual Total Returns
                                            For periods ended 12/31/09
                                       ------------------------------------
                                                               Lifetime
                                                           (Since inception
                                        1 year   5 years       5/01/01)
                                       -------- --------- -----------------
             LVIP Mid-Cap Value Fund   42.44%   2.14%     5.41%
  Russell 2500 Value (Reg. TM) Index   27.68%   0.84%     6.70%

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wellington Management Company, LLP



Portfolio Manager(s)   Company Title                                        Experience w/Fund
---------------------- ---------------------------------------------------- ------------------
James N. Mordy         Senior Vice President and Equity Portfolio Manager   Since May 2001

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP Mid-Cap Value Fund                                                      3

LVIP Mid-Cap Value Fund
(Service Class)


Summary Prospectus
April 30, 2010

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPservice. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated April 30, 2010, and most recent report to shareholders, dated December 31, 2009, are all incorporated by reference into this Summary Prospectus.
-------------------------------------------------------------------------------

Investment Objective

The investment objective of the LVIP Mid-Cap Value Fund (fund) is to seek long-term capital appreciation.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                             N/A
 Maximum Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                  N/A
 Redemption Fee                                                                               N/A
 Exchange Fee                                                                                 N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                               0.95%
 Distribution and/or Service (12b-1) fees                                                     0.25%
 Other Expenses                                                                               0.15%
 Total Annual Fund Operating Expenses                                                         1.35%
 Less Fee Waiver and Expense Reimbursement1                                                   0.06%
 Net Expenses                                                                                 1.29%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of the first $25 million of average net assets of the fund. The agreement will continue at least through April 30, 2011. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.29% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

LVIP Mid-Cap Value Fund                                                      1

Example


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $131     $422      $734    $1,619

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 61% of the average value of its portfolio.


Principal Investment Strategies

Under normal circumstances, at least 80% of the fund's assets will be invested in equity securities of mid-cap companies. Mid-cap companies are defined for this purpose as companies whose market capitalization equals or exceeds $500 million but does not exceed the largest company as ranked by market capitalization within the Russell Midcap (Reg. TM) Index. The capitalization of the largest company within the Russell Midcap Index was $17 billion as of February 28, 2010. The fund focuses on those stocks that have below average price-to-earnings ratios at the time of purchase. These companies are generally established companies that may not be well-known to the public. While the fund primarily focuses on investing in U.S. companies, the fund may also invest up to 20% of its total assets in securities of foreign issuers.

The fund pursues its objective by investing mainly in equity securities of midsize companies that exhibit traditional value characteristics. Value companies are companies that appear undervalued according to certain financial measurements of their intrinsic worth, such as price-to-earnings or price-to-book ratios. In addition, these companies may have under-appreciated assets, or be involved in company turn-arounds or corporate restructurings.

The sub-adviser attempts to identify those companies that have fundamental investment appeal in terms of security appreciation, business strategy, market positioning, quality of management, or improving industry conditions. The fund's investment strategy employs a contrarian approach to stock selection, favoring equity securities of midsize companies that appear to be misunderstood or overlooked in the marketplace.

The fund typically sells a stock when the stock approaches its target price, company fundamentals deteriorate and/or when the sub-adviser believes that alternative stocks offer better risk/reward potential.


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Fund of Funds Risk: The fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance their underlying holdings. This could result in large inflows into the fund or large redemptions from the fund, which may increase transaction costs or portfolio turnover for the fund.


2  LVIP Mid-Cap Value Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


[GRAPHIC OMITTED]





[CHART]
Annual Total Returns
2008                 2009
(40.85%)             42.09%




During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 22.99%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.69%).



                  Average Annual Total Returns
                   For periods ended 12/31/09
                                                     Lifetime
                                                 (Since inception
                                        1 year       4/30/07)
                                       -------- -----------------
             LVIP Mid-Cap Value Fund   42.09%          (9.43%)
  Russell 2500 Value (Reg. TM) Index   27.68%         (10.02%)

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Wellington Management Company, LLP



Portfolio Manager(s)   Company Title                                        Experience w/Fund
---------------------- ---------------------------------------------------- ------------------
James N. Mordy         Senior Vice President and Equity Portfolio Manager   Since May 2001

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP Mid-Cap Value Fund                                                      3